STOCK BASED COMPENSATION (Stock Option Activity) (Details) - Stock options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (shares)	355	267	935
Granted (shares)	0	141	0
Exercised (shares)		0	(13)
Forfeited (shares)	0	(8)	(535)
Expired (shares)	(22)	(45)	(120)
Ending balance (shares)	333	355	267
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (usd per share)	$ 3.21	$ 3.96	$ 4.91
Granted (usd per share)	0.00	2.07	0.00
Exercised (usd per share)		0.00	2.35
Forfeited (usd per share)	0.00	4.06	5.63
Expired (usd per share)	3.93	3.86	4.10
Ending balance (usd per share)	$ 3.17	$ 3.21	$ 3.96
Additional disclosures
Outstanding - weighted average remaining contract life	4 years 9 months 1 day	5 years 6 months 20 days	6 years 10 months 24 days
Outstanding aggregate intrinsic value	$ 0	$ 0	$ 2
Shares vested as of year end (in shares)	298	320	184
Shares vested as of year end (in dollars per share)	$ 3.08	$ 3.14	$ 3.96
Share vested, weighted average remaining contractual life	4 years 6 months	5 years 3 months 20 days	6 years 1 month 6 days
Shares vested, aggregate intrinsic value	$ 0	$ 0	$ 2
Exercisable at the end of the period (in shares)		355	264
Exercisable at the end of the period (in dollars per share)		$ 3.21	$ 3.96
Weighted average remaining contractual term, exercisable ( in years)		5 years 6 months 20 days	6 years 10 months 24 days
Exercisable at year end, aggregate intrinsic value		$ 0	$ 2